Subordinated Debt	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Subordinated Debt

The following obligations are included in Subordinated debt as at December 31, and qualify as capital for Canadian regulatory purposes:

	Interest rate	Earliest par call or redemption date(1)		Maturity	2017	2016
Sun Life Assurance:
Issued May 15, 1998(2)	6.30%	n/a		2028	$150	$150
Sun Life Financial Inc.:
Issued May 29, 2007(3)	5.40%	May 29, 2037	(4)	2042	398	398
Issued January 30, 2008(5)	5.59%	January 30, 2018	(5)	2023	400	400
Issued March 2, 2012(6)	4.38%	March 2, 2017	(6)	2022	—	799
Issued May 13, 2014(7)	2.77%	May 13, 2019		2024	249	249
Issued September 25, 2015(8)	2.60%	September 25, 2020		2025	498	497
Issued February 19, 2016(9)	3.10%	February 19, 2021		2026	349	348
Issued September 19, 2016(10)	3.05%	September 19, 2023	(4)	2028	995	995
Issued November 23, 2017(11)	2.75%	November 23, 2022		2027	398	—
Total subordinated debt					$3,437	$3,836
Fair value					$3,583	$3,986

(1)
The debentures issued by SLF Inc. in 2007 are redeemable at any time and the debentures issued by SLF Inc. in 2014, 2015, 2016, and 2017 are redeemable on or after the date specified. From the date noted, the redemption price is par and redemption may only occur on a scheduled interest payment date. Redemption of all subordinated debentures is subject to regulatory approval.

(2) 6.30% Debentures, Series 2, due 2028, issued by The Mutual Life Assurance Company of Canada, which subsequently changed its name to Clarica Life Insurance Company (“Clarica”) and was amalgamated with Sun Life Assurance. These debentures are redeemable at any time. Prior to May 15, 2028, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.16%.

(3)
Series 2007-1 Subordinated Unsecured 5.40% Fixed/Floating Debentures due 2042. From May 29, 2037, interest is payable at 1.00% over Canadian dollar offered rate for three-month bankers' acceptances ("CDOR").

(4)
For redemption of the 2007 debentures prior to the date noted, and for redemptions of the September 19, 2016 debentures between September 19, 2021 and September 19, 2023, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.25% for the 2007 debentures and 0.52% for the September 19, 2016 debentures.

(5)
Series 2008-1 Subordinated Unsecured 5.59% Fixed/Floating Debentures due 2023. On January 30, 2018, SLF Inc. redeemed all of the outstanding principal amount of these debentures as described in Note 28.

(6) Series 2012-1 Subordinated Unsecured 4.38% Fixed/Floating Debentures due 2022. On March 2, 2017, SLF Inc. redeemed all of the outstanding $800 principal amount of these debentures at a redemption price equal to the principal amount together with accrued and unpaid interest.

(7)	Series 2014-1 Subordinated Unsecured 2.77% Fixed/Floating Debentures due 2024. From May 13, 2019, interest is payable at 0.75% over CDOR.

(8)	Series 2015-1 Subordinated Unsecured 2.60% Fixed/Floating Debentures due 2025. From September 25, 2020, interest is payable at 1.43% over CDOR.

(9)	Series 2016-1 Subordinated Unsecured 3.10% Fixed/Floating Debentures due 2026. From February 19, 2021, interest is payable at 2.20% over CDOR.
(10) Series 2016-2 Subordinated Unsecured 3.05% Fixed/Floating Debentures due 2028. From September 19, 2023, interest is payable at 1.85% over CDOR.
(11) Series 2017-1 Subordinated Unsecured 2.75% Fixed/Floating Debentures due 2027. From November 23, 2022, interest is payable at 0.74% over CDOR.

Fair value is determined based on quoted market prices for identical or similar instruments. When quoted market prices are not available, fair value is determined from observable market data by dealers that are typically the market makers. The fair value is categorized in Level 2 of the fair value hierarchy.

Interest expense on subordinated debt was $122 and $126 for 2017 and 2016, respectively.